UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

            Address: 450 Park Avenue, 28th Floor, New York, NY 10022
           -----------------------------------------------------------



                         Form 13F File Number: 28-06882
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     Stephen A. Feinberg

Title:   Investment Manager

Phone:    212-421-2600

Signature, Place, and Date of Signing:

/s/
Stephen Feinberg                         New York, NY        November 14, 2001
----------------

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:  0*

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:     $  134,153   (thousands)


List of Other Included Managers:

                                         Provide a numbered list of the name(s)
                                         and Form  13F  file number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

             0*   J. Ezra Merkin
                  Form 13F
                  File # 28-6286

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein but are reported on the Form 13F filed by Mr. Merkin.


                                                           FORM 13F INFORMTION TABLE


 Name of Issuer                Title of Class   CUSIP       Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
                                                           (x$1000)  Prin. Amt. PRN Call  Discretion Managers Sole  Shared   None

AMERICAN SKIING CO             COM             029654308    $ 1,353  1,352,800  SH        SOLE         N/A           X
BIOSPHERE MEDICAL INC.         COM             09066V103   $ 12,864  1,559,268  SH        SOLE         N/A           X
CALIFORNIA COASTAL CMNTYS INC. COM             129915203      $ 509    127,209  SH        SOLE         N/A           X
CONDUCTUS INC.                 COM             206784100      $ 582    168,800  SH        SOLE         N/A           X
CRONOS GROUP, N.V.             ORD             L20708100    $ 1,436    287,200  SH        SOLE         N/A           X
FIRST UN REAL EST
  EQ & MTG. INVTS              SH BEN INT      337400105    $ 4,412  1,764,699  SH        SOLE         N/A           X
FIRST UN REAL EST
  EQ & MTG. INVTS              PFD CONV SER A  337400303      $ 614     30,500  SH        SOLE         N/A           X
GENERAL MARITIME CORP.         SHS             Y2692M103    $ 2,830    199,921  SH        SOLE         N/A           X
HEALTHAXIS, INC.               COM             42219D100      $ 169    117,503  SH        SOLE         N/A           X
I-STAT CORP.                   COM             450312103   $ 11,518  1,919,702  SH        SOLE         N/A           X
IBERIABANK CORP.               COM             450828108    $ 3,163    110,600  SH        SOLE         N/A           X
INSIGNIA FINL GROUP, INC.      COM             45767A105      $ 388     36,992  SH        SOLE         N/A           X
MTR GAMING GROUP, INC.         COM             553769100    $ 6,525    689,734  SH        SOLE         N/A           X
NUCENTRIX BROADBAND NETWORKS   COM             670198100   $ 15,892  1,338,266  SH        SOLE         N/A           X
PENN TRAFFIC COMPANY           COM             707832200      $ 895    179,400  SH        SOLE         N/A           X
REUNION INDS INC.              COM             761312107       $ 47     67,303  SH        SOLE         N/A           X
SCIENT CORP.                   COM             80864H109      $ 209    834,000  SH        SOLE         N/A           X
SEPRACOR INC.                  COM             817315104   $ 17,053    475,000  SH        SOLE         N/A           X
SOLUTIA INC.                   COM             834376105      $ 124     10,000  SH        SOLE         N/A           X
SPEEDUS.COM                    COM             847723103       $ 43     21,548  SH        SOLE         N/A           X
TRANS WORLD ENTMT CORP.        COM             89336Q100   $ 53,252  6,871,281  SH        SOLE         N/A           X
VITRAN CORP.                   COM             92850E107      $ 275    117,200  SH        SOLE         N/A           X
